Mainland China Contribution Plan	12 Months Ended
Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Mainland China Contribution Plan

18. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were RMB19,290, RMB24,539 and RMB39,495 during the years ended December 31, 2016, 2017 and 2018.